DEFERRED TAX LIABILITIES - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 132,879	¥ 136,503
Credited/(Charged) to comprehensive income statement	(4,944)	(3,624)
Balance at end of year	127,935	132,879
Differences in accounting base and tax base in recognition of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	4,758	5,251
Credited/(Charged) to comprehensive income statement	(1,528)	(493)
Balance at end of year	3,230	4,758
Differences in accounting base and tax base in recognition of leasehold land payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	58,913	61,404
Credited/(Charged) to comprehensive income statement	(2,493)	(2,491)
Balance at end of year	56,420	58,913
Changes in fair value of available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	60,647	60,647
Credited/(Charged) to comprehensive income statement	0	0
Balance at end of year	60,647	60,647
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	8,561	9,201
Credited/(Charged) to comprehensive income statement	(923)	(640)
Balance at end of year	¥ 7,638	¥ 8,561